Income Taxes - Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax assets:
Loans and allowance for loan losses	$ 4,471	$ 2,501
Accrued expenses	106	107
Operating loss carryforwards and credits	7,037	3,260
Premises and equipment	283	672
Capital loss carryforward		14
Non-accrual interest income	31	75
Stock-based compensation	479	347
Other real estate	99	32
Investment in pass through entity	208
Other	157	164
Total gross deferred income tax assets	12,871	7,172
Less valuation allowance		(12)
Net deferred income tax assets	12,871	7,160
Deferred income tax liabilities:
Unrealized gains on investment securities available-for-sale	455	156
Prepaid expenses	182	154
Core deposit intangible	668
Goodwill	122
Leases		93
Total gross deferred income tax liabilities	1,427	403
Net deferred income tax assets	$ 11,444	$ 6,757